ADVANCES TO SUPPLIERS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

5. ADVANCES TO SUPPLIERS

Advances to suppliers are as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Advance to subscribe tokens	10,094,972	—	—
Company registration fee	794,692	—	—
Advertising fee	255,259	—	—
Financing fee	—	—	—
Other	101,685	353,499	50,035

	11,246,608	353,499	50,035

On February 6, 2018, the Group entered into an agreement with a third-party company to subscribe to a total of 5,297,157 tokens for digital assets at a consideration of RMB14.1 million (US$2.0 million). The issuer was expected to issue the tokens in April 2020 or to further extend the launch date or enter into a termination arrangement depending on the development of the events. In July 2019, the Group received an advance of RMB7.0 million (US$1.0 million) from a third-party to transfer approximately 2,222,222 tokens to this third-party and the transaction was closed in May 2020 with a gain.

Due to unexpected events to the development for issuance of tokens by the issuer, the Group has performed an impairment assessment in 2019 to consider on the recoverable amount. The Group has provided an impairment loss of RMB6.0 million as of December 31, 2019. On May 18, 2020, the Group received a letter from the third-party company about the termination on issuance of tokens and the Group is to receive a refund amounting to RMB5.9 million (US$0.8 million). The Group has received the refund subsequently in July 2020.

5. ADVANCES TO SUPPLIERS

Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Advance to subscribe tokens	14,070,581	10,094,972	1,450,052
Company registration fee	1,383,962	794,692	114,150
Advertising fee	255,259	255,259	36,666
Financing fee	—	—	—
Other	98,240	101,685	14,606

	15,808,042	11,246,608	1,615,474

The Group has obtained financing for the early phase development of CrossFire New Mobile Game from the Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2019, the Group had paid RMB7.5 million (US$1.1 million) as the financing fee of the total funds raised and to be raised amounting to RMB157.5 million (US$22.6 million). According to the agreement, the Group paid the total financing fee of RMB7.5 million (US$1.1 million) upon receipt of the first payment in October 2016 (see Note 17). Due to unforeseen circumstances, the Group is not planning to finance the remaining RMB100.0 million (US$14.4 million) and due to non-recovery of the advance financing fee, the Group has fully impaired the advance financing fee in 2018.

On February 6, 2018, the Group entered into an agreement with a third-party company to subscribe to a total of 5,297,157 tokens for digital assets at a consideration of RMB14.1 million (US$2.0 million). The issuer was expected to issue the tokens in April 2020 or to further extend the launch date or enter into a termination arrangement depending on the development of the events. In July 2019, the Group received an advance of RMB7.0 million (US$1.0 million) from a third-party to transfer approximately 2,222,222 tokens to this third-party. This advanced amount has been presented as other advances as of December 31, 2019 on the consolidated balance sheets.

Due to unexpected events to the development for issuance of tokens by the issuer, the Group has performed an impairment assessment to consider on the recoverable amount. The Group has provided an impairment loss of nil and RMB6.0 million (US$0.9 million) for the years ended December 31, 2018 and 2019, respectively.